[front cover}
                                  J.P. MORGAN
                                   BOND FUND
                                [jp morgan logo]
                                 Annual Report
                                October 31, 2000

THE U.S. FIXED INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES-6.7%
FINANCIAL SERVICES - 6.7%
     $10,000,000  Citibank Credit Card Master Trust I,
                  Series 1998-9, Class A, 5.30%, 1/9/06             $   9,609,300
      15,000,000  Conseco Finance Securitizations Corp.,
                  Series 2000-5, Class A3 SEQ, 7.21%, 2/1/32           15,000,000
       6,600,000  Daimler Chrysler Auto Trust, Series 2000
                  C, Class A2 SEQ, 6.81%, 7/6/03                        6,605,940
      21,000,000  Daimler-Benz Vehicle Trust, Series 1998 A,
                  Class A4 SEQ, 5.22%, 12/22/03                        20,625,780
      12,000,000  Discover Card Master Trust I,
                  Series 1998-4, Class A, 5.75%, 10/16/03              11,925,000
       5,000,000  First USA Credit Card Master Trust, Series
                  1999-1, Class C, 6.42%, 10/19/06                      4,846,875
       5,000,000  Ford Credit Auto Owner Trust, Series 1998
                  C, Class D, 7.70%, 1/15/04                            5,013,280
       5,000,000  Ford Credit Auto Owner Trust, Series 1999
                  A, Class D, 8.00%, 6/15/04                            5,035,940
      11,000,000  Ford Credit Auto Owner Trust, Series 2000
                  D, Class A2 SEQ, 7.06%, 4/15/03                      11,013,750
      15,486,192  Green Tree Financial Corporation,
                  Series 1993-3, Class B, 6.85%, 10/15/18              13,168,064
      10,000,000  Green Tree Financial Corporation,
                  Series 1999-5, Class B1, 9.20%, 4/1/31                9,437,500
      19,855,000  Sears Credit Account Master Trust,
                  Series 1999-2, Class A, 6.35%, 2/16/07               19,712,243
                                                                ------------------
TOTAL ASSET BACKED SECURITIES                                         131,993,672
                                                                ------------------
  (Cost $132,976,489)

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.9%

FINANCIAL SERVICES - 13.9%
      26,549,732  Chase Commercial Mortgage Securities
                  Corp., Series 1998-2, Class A2 SEQ,
                  6.39%, 11/18/08                                      25,500,195
      20,000,000  Chase Manhattan Bank-First Union
                  National Bank, Series 1999-1, Class A2 SEQ,
                  7.44%, 7/15/09
20,362,500
       4,900,000  COMM, Series 2000 FL2A, Class H-NW,
                  Floater, 7.97%, 11/15/00, resets monthly
                  off the 1-month LIBOR plus 1.35% with
                  no caps                                              4,900,000
      10,000,000  Commercial Mortgage Acceptance Corp.,
                  Series 1998-C2, Class D, 6.75%, 11/15/09             9,400,000
      42,660,000  DLJ Commercial Mortgage Corporation,
                  Series 2000-CF1, Class A1B SEQ,
                  7.62%, 5/10/10
43,673,175
         529,704  FHLMC, Series 1980, Class C SEQ,
                  6.85%, 10/15/21
527,717
      28,873,164  First Nationwide Trust, Series 1999-4,
                  Class 3PA1 SEQ, 6.50%, 10/19/29                     27,122,584
      20,000,000  First Union Commercial Mortgage Trust,
                  Series 1999-C1, Class A2 SEQ,
                  6.07%, 10/15/08                                     18,812,500

PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

    $  8,895,000  GMAC Commercial Mortgage Securities
                  Inc., Series 1997-C1, Class A3 SEQ,
                  6.87%, 8/15/07                                 $      8,786,597
       5,000,000  GS Mortgage, Series 2000 F, Floater,
                  8.37%, 11/15/00
5,000,000
       6,950,000  Heller Financial Commercial Mortgage
                  Asset, Series 1999-PH1, Class A2 SEQ,
                  6.85%, 5/15/31
6,829,459
      42,943,000  LB-UBS Commerical Mortgage Trust,
                  Series 2000-C3, Class A2 SEQ,
                  7.95%, 1/15/10
44,593,643
       7,830,000  Morgan Stanley Capital I,
                  Series 1998-XL2, Class A2 SEQ,
                  6.17%, 10/3/08
7,393,235
      30,000,000  Mortgage Capital Funding, Inc.,
                  Series 1998-MC2, Class A2 SEQ,
                  6.42%, 5/18/08
28,800,000
      12,500,000  PNC Mortgage Acceptance Corp.,
                  Series 2000-C1, Class A2 SEQ,
                  7.61%, 2/15/10
12,828,125
       6,245,000  PNC Mortgage Acceptance Corp.,
                  Series 2000-C2, Class A2 SEQ,
                  7.30%, 9/12/10
6,269,393
       2,253,150  SACO I Inc. Series 1997-2,
                  Class 1A5 SEQ, 7.00%, 8/25/36                         2,083,812
         801,712  Vendee Mortgage Trust, Series 1997-1,
                  Class 2C SEQ, 7.50%, 9/15/17                            800,959
                                                                ------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             273,683,894
                                                                ------------------
  (Cost $271,173,312)

CORPORATE BONDS-10.5%

BANKS - 1.1%
       2,010,000  Bank One Capital III, 8.75%, 9/1/30                   1,954,524
       8,500,000  Capital One Bank, 8.25%, 6/15/05                      8,545,985
       9,975,000  First Union National Bank, 7.80%, 8/18/10             9,939,689
                                                                ------------------
                                                                       20,440,198
                                                                ------------------
CHEMICALS - 0.3%
       1,000,000  Cytec Industries, Inc., 6.85%, 5/11/05                  931,120
       5,110,000  Rohm & Haas Co., 7.85%, 7/15/29                       4,986,338
                                                                ------------------
                                                                        5,917,458
                                                                ------------------
 DEFENSE/AEROSPACE - 0.5%
       8,530,000  Lockheed Martin Corp., 8.20%, 12/1/09                 8,878,621
                                                                ------------------
ELECTRICAL UTILITY - 0.6%
         506,000  Cogentrix Energy Inc., 8.75%, 10/15/08                  507,265
       4,025,000  Dominion Resources Inc., Series 2010-A,
                  8.13%, 6/15/10
4,150,017
       7,940,000  Dominion Resources Inc./VA, Series 2000 B,
                  7.63%, 7/15/05
8,027,236
                                                                ------------------
                                                                       12,684,518
                                                                ------------------
 ENERGY RESERVES & PRODUCTION(z)
        500,000  Lasmo (USA) Inc., 6.75%, 12/15/07                        476,620
                                                                ------------------

       The Accompanying Notes are an Integral Part of the Financial Statements.
1

THE U.S. FIXED INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 3.6%
   $  5,493,316  500 Grant St. Association, 144A,
                 Series 1999 A, 6.46%, 12/1/08                    $    5,256,554
      3,400,000  CitiFinancial, 8.70%, 6/15/10                         3,681,010
      3,490,000  Comdisco, Inc., 6.38%, 11/30/01                        2,928,110
      4,205,000  Comdisco Inc., 9.50%, 8/15/03                          3,153,750
      5,000,000  ERAC USA Finance Co., 144A, 6.38%, 5/15/03             4,794,900
        135,000  Ford Motor Credit Co., 7.25%, 1/15/03                    135,342
      1,010,000  Ford Motor Credit Co., 7.38%, 10/28/09                   980,660
      6,500,000  Household Finance Corp., 8.00%, 5/9/05                 6,647,095
      2,200,000  Keycorp Institutional Capital, Series 1996 B,
                 8.25%, 12/15/26
2,000,944
      4,475,000  McKesson Financial of Canada, 144A,
                 6.55%, 11/1/02
4,291,659
      6,000,000  Newcourt Credit Group Inc., 6.88%, 2/16/05             5,796,480
      8,835,000  NGC Corp. Capital Trust, Series 1997 B,
                 8.32%, 6/1/27
7,775,772
      1,834,912  Oil Purchase Company, 144A, 7.10%, 4/30/02             1,752,341
      1,765,000  Provident Financing Trust I, 7.41%, 3/15/38            1,303,523
     17,500,000  Washington Mutual Financial Corp.,
                 8.25%, 6/15/05
18,058,600
                                                                ------------------
                                                                       68,556,740
                                                                ------------------
FOOD & BEVERAGE - 0.1%
       1,410,000  Smithfield Foods Inc., 7.63%, 2/15/08                 1,279,575
                                                                ------------------
FOREST PRODUCTS & PAPER - 0.2%
       5,000,000  Champion International Corp., 7.10%, 9/1/05           4,899,250
                                                                ------------------
GAS & WATER UTILITIES - 0.3%
       6,970,000  United Utilities Plc, 6.88%, 8/15/28                  5,544,077
                                                                ------------------
MEDIA - 0.6%
       3,125,000  Adelphia Communications Corp.,
                  9.38%, 11/15/09                                       2,664,063
       5,540,000  Clear Channel Communications, 7.88%, 6/15/05          5,583,433
       2,500,000  Fox Sports Networks LLC, 8.88%, 8/15/07               2,512,500
       1,900,000  Lamar Media Corp., 8.63%, 9/15/07                     1,852,500
                                                                ------------------
                                                                       12,612,496
                                                                ------------------
MEDICAL PROVIDERS & SERVICES(Z)
       2,000,000  Mariner Post-Acute Network Inc., Series B,
                  9.50%, 4/1/06(d)(+)
10,000
                                                                ------------------
MOTOR VEHICLES & PARTS - 0.1%
       2,500,000  DaimlerChrysler NA Holding Corp.,
                  6.90%, 9/1/04
2,466,600
                                                                ------------------
MULTI-INDUSTRY - 0.2%
       5,000,000  Cendant Corporation, 7.75%, 12/1/03                   4,893,300
                                                                ------------------
OIL SERVICES - 1.2%
      15,000,000  Enron Corp., 144A, 7.11%, 12/12/00,
                  resets quarterly off the 3-month LIBOR
plus
                  0.45% with no caps
14,992,500
       1,497,000  Express Pipeline LP, 144A, Series 1998 B,
                  7.39%, 12/31/17
1,278,064

PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

    $  4,000,000  Phillips Petroleum Co., 8.75%, 5/25/10          $    4,362,560
         350,000  Williams Cos. Inc., 6.20%, 8/1/02                      344,442
                                                                ------------------
                                                                      20,977,566
                                                                ------------------
RAILROADS - 0.3%
       1,601,413  Burlington Northern Railroad Co.,
                  7.33%, 6/23/10                                       1,605,240
       5,350,000  Canadian National Railway Co.,
                  7.00%, 3/15/04                                       5,286,710
                                                                ------------------
                                                                       6,891,950
                                                                ------------------
REAL ESTATE INVESTMENT TRUST(z)
         830,000  Felcor Lodging LP, 144A, 9.50%, 9/15/08                820,131
                                                                ------------------
SEMICONDUCTOR - 0.1%
       3,125,000  Charter Communications Holdings,
                  LLC/ Charter Communications Holdings
                  Capital Corp., 8.25%, 4/1/07                          2,796,875
                                                                ------------------
TELEPHONE - 1.0%
       4,125,000  Global Crossing Holding Limited,
                  9.13%, 11/15/06  3,939,375
       3,000,000  McLeodUSA Inc., 9.25%, 7/15/07                        2,790,000
       1,000,000  XO Communications Inc., 9.63%, 10/1/07                  835,000
         700,000  Qwest Capital Funding Inc., 6.88%, 7/15/28              614,936
      10,000,000  Sprint Capital Corp., 5.88%, 5/1/04                   9,518,100
       2,000,000  Williams Communications Group,
                  10.70%, 10/1/07  1,720,000
         500,000  WorldCom, Inc., 6.40%, 8/15/05                          482,035
                                                                ------------------
                                                                       19,899,446
                                                                ------------------
 TRUCKING & SHIPPING & AIR FREIGHT - 0.3%
       1,900,000  Atlantic Express, 10.75%, 2/1/04                      1,634,000
       4,681,987  FedEx Corp., Series 1999-1, Class C,
                  8.25%, 1/15/19                                        4,729,369
                                                                ------------------
                                                                        6,363,369
                                                                ------------------
 TOTAL CORPORATE BONDS                                                206,408,790
                                                                ------------------
  (Cost $216,432,996)

PREFERRED STOCKS - 0.2%

ENTERTAINMENT - 0.2%
         150,000  AT&T Corp., 10.00%, 5/31/45                           3,796,875
                                                                ------------------
 (Cost $4,087,500)

FOREIGN CORPORATE BONDS - 2.4%

BANKS - 0.2%
       4,000,000  Barclays Bank Plc, 144A, 8.55%, 9/29/49               4,026,800
                                                                ------------------
 ELECTRICAL EQUIPMENT - 0.1%
 1,785,000  Legrand S.A., 8.50%, 2/15/25                                1,864,450
                                                                ------------------

The Accompanying Notes are an Integral Part of the Financial Statements.
    2

THE U.S. FIXED INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 0.5%
   $  7,220,000  HSBC Capital Funding LP, 144A,
                 10.18%, 12/29/49, resets quarterly off the
                 3-month LIBOR plus 4.98% with no caps           $    7,901,207
      2,250,000  Montell Finance Co. B.V., 144A,
                 8.10%, 3/15/27                                       2,022,885
                                                              ------------------
                                                                      9,924,092
                                                              ------------------
INFORMATION SERVICES - 0.4%
      8,760,000  Marconi Corporation Plc, 8.38%, 9/15/30              8,353,799
                                                              ------------------
TELEPHONE - 1.2%
     10,000,000  Deutsche Telekom International Finance,
                 8.25%, 6/15/30                                     10,205,200

        300,000  Microcell Telecommunications Inc.,
                 Series B, 11.99%, 6/1/06(y)                           288,000
     12,150,000  Telefonica Europe B.V., 8.25%, 9/15/30              12,441,357
                                                              ------------------
                                                                     22,934,557
                                                              ------------------
TOTAL FOREIGN CORPORATE BONDS                                        47,103,698
                                                              ------------------
  (Cost $48,063,160)

MORTGAGE PASS THRU - 25.2%
        1,032,790  FHLMC, 6.00%, 3/1/11 to 4/1/11                   1,000,680
              337  FHLMC, 12.50%, 8/1/14                                  379
       58,465,854  FNMA, 6.00%, 12/1/28 to 2/1/29                  54,836,488
       11,406,862  FNMA, 6.50%, 1/1/28 to 9/1/29                   10,966,121
        3,178,859  FNMA, 7.00%, 7/1/28 to 10/1/29                   3,115,249
          166,863  FNMA, 7.50%, 5/1/30                                166,659
        1,899,247  FNMA, 8.00%, 8/1/22 to 6/1/27                    1,924,476
        8,010,000  FNMA, TBA, 6.50%, 11/1/30                        7,697,129
       71,310,000  FNMA, TBA, 7.00%, 11/1/15                       70,864,314
      107,234,000  FNMA, TBA, 7.00%, 9/1/29                       105,056,078
      157,605,000  FNMA, TBA, 7.50%, 12/1/30                      157,210,989
       51,325,080  GNMA, 6.50%, 6/15/28 to 12/15/28                49,554,364
          193,732  GNMA, 7.00%, 12/15/08                              194,521
        8,479,978  GNMA, 7.50%, 1/15/27 to 2/15/27                  8,516,441
          218,242  GNMA, 8.50%, 5/15/27                               223,955
           62,710  GNMA, 9.00%, 12/15/19                               65,512
       28,460,000  GNMA, TBA, 7.00%, 11/1/30                       28,051,030
                                                              ------------------
TOTAL MORTGAGE PASS THRU                                           499,444,385
                                                              ------------------
  (Cost $497,587,636)

PRIVATE PLACEMENTS - 0.9%

CO-OP APARTMENTS - 0.9%
       4,414,909  180 East End Avenue Note, secured by
                  first mortgage and agreement on co-op
                  apartment building in New York City,
                  6.88%, 1/1/29(f)                                   4,175,577
      10,900,383  200 East 57th Street, secured by first
                  mortgage and agreement on co-op
                  apartment building in New York City,
                  6.50%, 1/1/14(f)                                  10,110,105

PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

    $  3,239,184  81 Irving Place Note,
                  secured by first mortgage
                  and agreement on co-op apartment building
                  in New York City, 6.95%, 1/1/29(f)             $    3,070,974
                                                              ------------------
 TOTAL PRIVATE PLACEMENTS                                            17,356,656
                                                              ------------------
  (Cost $18,554,476)

SOVEREIGN GOVERNMENTS AND AGENCIES - 0.2%
       4,700,000  Province of Quebec, 6.50%, 1/17/06                  4,610,465
                                                              ------------------
   (Cost $4,751,612)

U.S. GOVERNMENT AGENCY SECURITIES - 7.7%
      61,175,000  FHLMC, 6.88%, 9/15/10(s)                           61,958,652
      59,297,000  FNMA, 7.00%, 7/15/05(s)                            60,418,306
      29,271,000  FNMA, 7.13%, 6/15/10(s)                            30,153,813
                                                              ------------------
 TOTAL U.S. GOVERNMENT AGENCY SECURITIES                            152,530,771
                                                              ------------------
  (Cost $151,845,810)

U.S. TREASURY SECURITIES - 11.8%
      38,155,000  U.S. Treasury STRIPS, PO, 6.47%, 11/15/15          15,604,250
      70,195,000  U.S. Treasury Bonds, 8.88%, 2/15/19                92,251,673
       4,150,000  U.S. Treasury Bonds, 8.00%, 11/15/21                5,129,151
      40,743,000  U.S. Treasury Bonds, 6.75%, 8/15/26                44,855,598
       7,005,000  U.S. Treasury Bonds, 5.25%, 2/15/29                 6,375,671
         330,000  U.S. Treasury Notes, 6.75%, 5/15/05(s)                342,118
      14,950,000  U.S. Treasury Notes, 6.88%, 5/15/06(s)             15,664,760
      50,965,000  U.S. Treasury Notes, 5.75%, 8/15/10(s)             50,917,093
                                                              ------------------
TOTAL U.S. TREASURY SECURITIES                                      231,140,314
                                                              ------------------
  (Cost $223,074,002)

SHORT-TERM INVESTMENTS - 20.5%

COMMERCIAL PAPER - 4.1%
      50,000,000  Morgan Stanley, 6.58%, 11/1/00(s)                  49,990,861
      30,719,000  Salomon Smith Barney 6.60%, 11/1/00(s)             30,713,368
                                                              ------------------
                                                                     80,704,229
                                                              ------------------
 INVESTMENT COMPANIES - 16.3%
     320,833,615  J.P. Morgan Institutional Prime
                  Money Market Fund(s)*                             320,833,615
                                                              ------------------
U.S. TREASURY SECURITIES - 0.1%
     $ 2,700,000  U.S. Treasury Notes, 5.63%, 11/30/00(s)             2,698,552
                                                              ------------------
 TOTAL SHORT-TERM INVESTMENTS                                       404,236,396
                                                              ------------------
  (Cost $404,252,425)

TOTAL INVESTMENT SECURITIES - 100.0%                             $1,972,305,916
                                                              ===================
  (Cost $1,972,799,418)

    The Accompanying Notes are an Integral Part of the Financial Statements.
3

THE U.S. FIXED INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)

OCTOBER 31, 2000

FUTURES CONTRACTS

                                                                               NET
                                                                            UNREALIZED
                                    EXPIRATION       UNDERLYING FACE       APPRECIATION
PURCHASED                              DATE         AMOUNT AT VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------
420 U.S. Two-Year Treasury Note    December 2000      $84,052,500           $(160,122)
353 U.S. Five-Year Treasury Note   December 2000       35,542,688             334,510
                                                  -------------------   ------------------
                                                     $119,595,188            $174,388
                                                  ===================   ==================

                                                                               NET
                                                                           UNREALIZED
                                      EXPIRATION     UNDERLYING FACE      APPRECIATION
SOLD                                    DATE         AMOUNT AT VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------
1,115 U.S. Ten-Year Treasury Note   December 2000    $112,283,990          $(746,864)
  133 U.S. Five-Year Treasury Note  December 2000     13,279,219              25,956
                                                  -------------------   ------------------
                                                     $125,563,209          $(720,908)
                                                  ===================   ==================

PERCENT OF FOREIGN BONDS

CANADA           0.2%
FRANCE           0.1%
GERMANY          0.5%
NETHERLANDS      0.8%
UNITED KINGDOM   1.0%

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
PO - Principal only
resets - The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ - Sequential Payor
STRIPS - Separate Trading of Registered Interest and Principal of Securities. TBA - Securities purchased (sold) on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement.
144A - Securities restricted for resale to Qualified Institutional Buyers
(d)  Defaulted security
(f) Illiquid and fair valued security. Approximately $17,356,656 or 0.9% of the market value of the securities have been valued at fair value.
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(y)  Yield to maturity
(z)  Category is less than 0.05% of total investment securities.
 *  Money Market Mutual Fund registered under the Investment Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
 (+)   Non-income producing security


The Accompanying Notes are an Integral Part of the Financial Statements.
 4

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
OCTOBER 31, 2000

ASSETS
Investments at  Value (Cost $1,972,799,418)                     $1,972,305,916
Receivable for Investments Sold                                    215,449,468
Dividend and Interest Receivable                                    16,802,427
Variation Margin Receivable                                            297,047
Prepaid Trustees' Fees and Expenses                                      5,633
Prepaid and Other Assets                                                56,659
                                                             ------------------
TOTAL ASSETS                                                     2,204,917,150
                                                             ------------------
LIABILITIES
Payable for Investments Purchased                                  581,887,694
Advisory Fee Payable                                                   411,029
Due to Custodian                                                        52,420
Administration Service Fee Payable                                      32,785
Fund Services Fee Payable                                                1,108
Accrued Expenses and Other Liabilities                                 123,828
                                                             ------------------
TOTAL LIABILITIES                                                  582,508,864
                                                             ------------------
NET ASSETS
Applicable to Investors' Beneficial Interests                   $1,622,408,286
                                                             ==================

   The Accompanying Notes are an Integral Part of the Financial Statements.
5

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME
INCOME
Interest Income                                                   $84,404,356
Dividend Income (Net of Foreign
    Withholding Tax of $2,250)                                        856,607
Dividend Income from Affiliated Investments
  (includes reimbursement from
  affiliate of $719,202)                                           20,927,976
                                                             ------------------
    Investment Income                                             106,188,939
                                                             ------------------
EXPENSES
Advisory Fee                                                        4,648,013
Administrative Services Fee                                           377,452
Custodian Fees and Expenses                                           265,117
Professional Fee                                                       62,299
Fund Services Fee                                                      24,445
Trustees' Fees and Expenses                                            17,961
Administration Fee                                                     11,454
Printing Expenses                                                      10,427
Insurance Expenses                                                      3,710
                                                             ------------------
    Total Expenses                                                  5,420,878
                                                             ------------------
NET INVESTMENT INCOME                                             100,768,061
                                                             ------------------
REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON
   Investment Transactions                                       (33,777,183)
   Futures Contracts                                                3,485,899
   Foreign Currency Contracts and Transactions                      9,635,475
                                                             ------------------
    Net Realized Loss                                            (20,655,809)
                                                             ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   Investment Transactions                                         24,016,731
   Futures Contracts                                                  109,831
   Foreign Currency Contracts and Translations                      (876,484)
                                                             ------------------
    Net Change in Unrealized Appreciation                          23,250,078
                                                             ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $103,362,330
                                                             ==================

The Accompanying Notes are an Integral Part of the Financial Statements.
  6

THE U.S. FIXED INCOME PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED OCTOBER 31

INCREASE IN NET ASSETS
                                                                  2000               1999
FROM OPERATIONS
Net Investment Income                                        $  100,768,061       $   90,985,155
Net Realized Loss on Investments, Futures, and
   Foreign Currency Contracts and Transactions                  (20,655,809)         (40,014,602)

Net Change in Unrealized Appreciation
   (Depreciation) of Investments,
   Futures, and Foreign Currency Contracts
   and Translations                                              23,250,078          (48,217,908)
                                                           ------------------  --------------------
     Net Increase in Net Assets Resulting from Operations       103,362,330            2,752,645
                                                           ------------------  --------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                   528,079,947           936,203,363
Withdrawals                                                     (607,155,670)        (688,024,126)
                                                           ------------------  --------------------
     Net Increase (Decrease) from Transactions in
       Investors' Beneficial Interest                           (79,075,723)          248,179,237
                                                           ------------------  --------------------
     Total Increase in Net Assets                                24,286,607           250,931,882
                                                           ------------------  --------------------
NET ASSETS
Beginning of Year                                              1,598,121,679         1,347,189,797
                                                           ------------------  --------------------
End of Year                                                    $1,622,408,286       $1,598,121,679
                                                           ==================  ====================

SUPPLEMENTARY DATA

                                                   FOR THE YEARS ENDED OCTOBER 31
                                         2000      1999        1998       1997        1996
                                    -----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
    Net Expenses                        0.35%      0.36%       0.36%      0.37%       0.37%
    Net Investment Income               6.50%      6.05%       6.42%      6.70%       6.38%
Portfolio Turnover                       531%       465%        115%        93%        186%

      The Accompanying Notes are an Integral Part of the Financial Statements.
7

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The U.S. Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The Portfolio's investment objective is to provide a high total return consistent with moderate risk of capital. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations on July 12, 1993.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio.

    SECURITY VALUATIONS--Fixed Income Securities, (other than convertible bonds), with a maturity of 60 days or more held by Portfolio's other than money market funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    REPURCHASE AGREEMENTS--The Portfolio's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    FUTURES CONTRACTS--The Portfolio may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolio. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolio will recognize a gain or loss when the contract is closed or expires.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--The Portfolio may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to manage the Portfolio's exposure to foreign currency exchange fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolio bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

    COMMITMENTS--The Portfolio may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

in the same manner. However, during the commitment period, these investments earn no interest or dividends.

    RESTRICTED AND ILLIQUID SECURITIES--The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. At the end of the period, the Portfolio had no investments in restricted securities and investments of $17,356,656, which represent 1.1% of the Portfolio's net assets in illiquid securities.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the provisions of the Internal Revenue Code.

    FOREIGN TAXES--The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.30% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund, and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Portfolio. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Portfolio and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Service Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The trustees' fees and expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000
--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $4,600.

--------------------------------------------------------------------------------
3. FEDERAL INCOME TAXES

    As of October 31, 2000, accumulated net unrealized depreciation was $1,490,129, based on the aggregate cost of investments for federal income tax purposes of $1,973,796,045, which consisted of unrealized appreciation of $15,895,128 and unrealized depreciation of $17,385,257.

--------------------------------------------------------------------------------
4. INVESTMENT TRANSACTIONS

    During the year ended October 31, 2000, the Portfolio purchased $5,775,778,315 of U.S. Government securities and sold $5,537,371,197 of U.S. Government securities. Purchases and sales of investment securities other than U.S. Government securities and short-term investments were $2,607,572,782 and $2,378,729,859 respectively.

--------------------------------------------------------------------------------
5. CONCENTRATION OF CREDIT RISK

    The Portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

    The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

    As to illiquid investments, a Portfolio is subject to the risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

--------------------------------------------------------------------------------
6. CREDIT AGREEMENT

    The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENTS

    On September 13, 2000, J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation announced that they have entered into an agreement and plan of merger. The transaction is expected to close in December 2000 and is subject to approval by shareholders of both companies.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Investors of
The U.S. Fixed Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Fixed Income Portfolio (the "Portfolio") at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

  PricewaterhouseCoopers LLP
  New York, New York
  December 21, 2000

[back cover]

J.P. MORGAN FUNDS

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       For more information on the J.P. Morgan
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Morgan Guaranty Trust Company                                     MAILING
500 Stanton Christiana Road                                     INFORMATION
Newark, Delaware 19713-2107

IN-ANN-23747  1000